Investment Properties - Estimated Service Lives of Investment Properties (Detail)	12 Months Ended
Dec. 31, 2018
Land improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P8Y
Land improvements [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P30Y
Main buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P35Y
Main buildings [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P60Y
Other building facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P4Y
Other building facilities [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	P10Y